UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
Radian Insd. — Radian Group Insured
MUNICIPAL BONDS AND NOTES (93.4%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (3.0%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds
Ser. B, 4s, 1/1/16	Aa1	$25,000	$26,927
Ser. A, 3s, 1/1/16	Aa1	35,000	36,892

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.)
Ser. A, 5s, 1/1/17	AA-	50,000	55,736
Ser. D, 5s, 1/1/15	AA-	25,000	26,443

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.), 5s, 7/1/14	Aa1	35,000	36,367

AZ State U. Rev. Bonds, Ser. 2008-C, 5 1/2s, 7/1/15	AA	50,000	54,510

Northern AZ U. Rev. Bonds, NATL, FGIC, 5 1/4s, 6/1/15	A1	45,000	48,086

Rogers, Rev. Bonds (Sales and Use Tax), 3s, 11/1/14	AA	70,000	72,162

U. Med. Ctr. Corp. Rev. Bonds, 5s, 7/1/17	Baa1	75,000	82,108

			439,231
California (18.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (O'Connor Woods), 3s, 1/1/16	A	70,000	72,435

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F, 5s, 4/1/15	AA	30,000	32,151

CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s, 11/1/14	A2	40,000	41,928

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Cedars-Sinai Med. Ctr.), 5s, 11/15/15	AAA	50,000	54,570
(Northern CA Retirement Officers), 4s, 1/1/16	A	50,000	53,173

CA Poll. Control Fin. Auth. Rev. Bonds (San Diego Gas & Elect., Co.), Ser. A, AMBAC, 5.9s, 6/1/14	A2	75,000	78,074

CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (11/1/13) (Republic Svcs., Inc.), Ser. A, 0.95s, 8/1/23	BBB	100,000	100,000

CA State G.O. Bonds
5s, 9/1/15	A1	25,000	27,229
4.2s, 11/1/13	A1	50,000	50,321

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. L, 5s, 5/1/14	Aa3	150,000	154,725

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5s, 11/1/15	A2	100,000	109,024

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16	A	45,000	49,740
(Kaiser Credit Group), Ser. A, 5s, 4/1/14	A+	20,000	20,552
(Southern CA Edison Co.), 1 3/8s, 4/1/28	A1	75,000	70,493

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	81,405

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	25,762

Fontana, School Dist. G.O. Bonds, Ser. A, AGM, 5 1/4s, 8/1/23 (Prerefunded 8/1/14)	Aa3	120,000	125,479

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A2	50,000	55,875

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 2s, 8/1/15	Aa2	100,000	103,034

Imperial Irrigation Elec. Dist. Rev. Bonds
5s, 11/1/14	AA-	50,000	52,649
Ser. A, 5s, 11/1/13	AA-	30,000	30,219

Irvine, Special Tax Bonds (Cmnty. Facs. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,522

Irvine, Impt. Board Act of 1915 Special Assessment Bonds (Dist. No. 1), 4s, 9/2/16	BBB-	50,000	52,995

Los Angeles, G.O. Bonds, Ser. A
NATL, FGIC, 5 1/4s, 9/1/15	Aa2	35,000	38,301
AGM, 4s, 9/1/14	Aa2	50,000	51,861

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	21,341

Los Angeles, Wastewater Syst. Rev. Bonds, Ser. A, 5s, 6/1/14	AA+	25,000	25,886

Metro. Wtr. Dist. Rev. Bonds, Ser. B-3, NATL, 5s, 10/1/19 (Prerefunded 10/1/14)	AAA	270,000	283,873

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	34,513

Mt. San Antonio, Cmnty College Dist. G.O. Bonds
Ser. A, 5s, 9/1/15	Aa2	100,000	108,895
(Election of 2008), Ser. A, 2s, 8/1/15	Aa2	100,000	102,880

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	81,224

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	44,055
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA-	40,000	44,346

Orange Cnty, Sanitation Dist. COP, Ser. B, AGM, 5s, 2/1/14	AAA	50,000	50,966

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/14	AA-	30,000	31,337

San Jose, Arpt. Rev. Bonds, Ser. A, AMBAC, 5s, 3/1/15	A2	40,000	42,389

San Luis Obispo Cnty., Fin. Auth. Rev. Bonds (Nacimiento Wtr.), NATL, 3 3/4s, 9/1/13	A	100,000	100,000

Southern CA Pub. Pwr. Auth. Rev. Bonds (San Pwr. Systs.), Ser. A, AGM, 5s, 1/1/15	AA-	75,000	79,472

			2,662,694
Colorado (0.9%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	82,934
4s, 11/15/17	A1	20,000	21,576

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	A	20,000	21,551

			126,061
Connecticut (1.1%)

CT State G.O. Bonds
Ser. B, 5s, 12/1/14	AA	35,000	37,055
Ser. D, AGM, 5s, 11/15/14	AA	20,000	21,137

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	75,127

South Central, Regl. Wtr. Auth. Syst. Rev. Bonds, Ser. 20, NATL, 4 1/2s, 8/1/14	Aa3	25,000	25,977

			159,296
Florida (4.9%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. L, AMBAC, 5s, 10/1/14	A1	60,000	62,890

Citizens Property Insurance Corp. Rev. Bonds
(High Act), Ser. A-1, 5 3/8s, 6/1/16	A+	15,000	16,635
AGM, 5s, 6/1/14	AA-	25,000	25,846

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	Baa1	60,000	65,648

FL State G.O. Bonds (Dept. of Trans.), Ser. A, 5s, 7/1/14	AAA	35,000	36,383

FL State Rev. Bonds, Ser. A, 5s, 7/1/14	Aa3	50,000	51,954

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A
AGM, 5s, 10/1/13	A2	25,000	25,086
4s, 10/1/16	A2	50,000	53,708

Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth. Syst.), Ser. A, 5s, 11/15/14	Aa3	30,000	31,643

Kissimmee, Util. Auth. Rev. Bonds
AMBAC, 5s, 10/1/16	A1	50,000	53,781
4s, 10/1/13	A1	50,000	50,138

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, Ser. B, AGM
5s, 10/1/15	Aa3	50,000	54,481
5s, 10/1/13	Aa3	85,000	85,303

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	107,841

			721,337
Georgia (2.0%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds, Ser. B, 5s, 1/1/16	A1	125,000	137,236

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A	100,000	99,906

Main St. Natural Gas, Inc. Rev. Bonds, Ser. A, 5s, 3/15/14	A2	50,000	50,951

			288,093
Hawaii (0.2%)

HI State G.O. Bonds, Ser. DA, NATL, 4s, 9/1/13	Aa2	35,000	35,000

			35,000
Illinois (4.4%)

Chicago, G.O. Bonds, AMBAC, 4s, 12/1/14	A+	100,000	104,037

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. D, AGM, 4s, 1/1/18	AA-	75,000	80,471

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5 1/2s, 1/1/17	A+	50,000	55,580
Ser. A, 5s, 1/1/15	Aa1	50,000	52,955
3s, 1/1/14	A+	75,000	75,615

Chicago, Wtr. Reclamation Dist. G.O. Bonds, Ser. C, 5s, 12/1/15	AAA	105,000	115,184

Cook Cnty., G.O. Bonds (Arlington Heights Twp. Dist. No. 21), NATL, 4s, 12/1/15	Aa1	25,000	26,720

IL State G.O. Bonds, 5s, 7/1/17	A3	50,000	54,854

IL State Rev. Bonds
NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	44,872
Ser. B, 5s, 6/15/15	AAA	25,000	26,970

			637,258
Indiana (0.7%)

Concord, Cmnty. Schools Bldg. Corp. Rev. Bonds (First Mtge.), NATL, 4 1/4s, 7/1/14	AA+	100,000	103,073

			103,073
Louisiana (0.9%)

Morehouse Parish, Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 5 1/4s, 11/15/13	BBB	70,000	70,579

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	54,506

			125,085
Maryland (1.6%)

MD State G.O. Bonds
5 1/2s, 3/1/15	Aaa	25,000	26,914
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	33,465

MD State Econ. Dev. Corp. Rev. Bonds (Salisbury U.), 3s, 6/1/14	Baa3	25,000	25,252

MD State Trans. Auth. Rev. Bonds
5s, 3/1/16	AAA	35,000	38,597
4s, 9/1/14	AAA	50,000	51,871

Montgomery Cnty., COP (Public Trans. Equip.), 4s, 5/1/15	Aa1	50,000	52,865

			228,964
Massachusetts (3.1%)

Dracut, G.O. Bonds, Ser. B, 2s, 7/15/14	A+	40,000	40,518

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	27,316
Ser. D, 4s, 8/1/16	Aa1	30,000	32,761

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	54,880

MA State Dev. Fin. Agcy. Rev. Bonds
(College of the Holy Cross), Ser. B, 5s, 9/1/13	Aa3	100,000	100,000
(Berkshire Hlth. Syst.), Ser. G, 4s, 10/1/13	A3	100,000	100,226

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	49,244

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), 5s, 7/1/16	BBB+	25,000	27,040
(Northeastern U.), Ser. R, 4 1/2s, 10/1/15	A2	25,000	26,865

			458,850
Michigan (5.5%)

Dexter, G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/14	Aa2	25,000	25,766

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 2s, 7/1/14	Aa3	50,000	50,706

MI Pub. Pwr. Agcy. Rev. Bonds (Belle River), Ser. A, NATL, 5 1/4s, 1/1/15	AA	25,000	26,392

MI State Rev. Bonds, AGM, 4 1/2s, 9/15/15	AA	100,000	107,406

MI State Bldg. Auth. Rev. Bonds (Fac. Program)
Ser. I, AGM, 5 1/4s, 10/15/13	Aa3	25,000	25,140
Ser. II-A, 3s, 10/15/14	Aa3	25,000	25,596

MI State Fin. Auth. Rev. Bonds (Unemployment Oblig. Assmt.), 5s, 7/1/16	Aaa	150,000	168,126

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A2	20,000	22,056
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	27,620
(Sparrow Hosp.), 5s, 11/15/13	A1	30,000	30,245

MI State Muni. Bond Auth. Rev. Bonds (Local Govt. Loan Program), Ser. C, Q-SBLF, 5s, 5/1/14	Aa2	75,000	77,306

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17(FWC)	BBB+/F	75,000	74,090

MI State Trunk Line Fund Rev. Bonds, Ser. A, NATL, 5 1/4s, 11/1/15	AA+	25,000	27,384

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 1/2s, 6/1/15	Baa2	30,000	31,912

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), 5s, 12/1/15	AA-	25,000	27,133

Zeeland, Pub. Schools G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/15	Aa3	50,000	53,472

			800,350
Minnesota (4.4%)

Hennepin Cnty., G.O. Bonds, Ser. A, 4 1/4s, 12/1/13	Aaa	50,000	50,490

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, AMBAC, 5s, 1/1/15	A	80,000	84,749

Minneapolis, G.O. Bonds, Ser. A, zero %, 12/1/15	AAA	10,000	9,891

MN State G.O. Bonds
(Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	28,071
Ser. F, 4s, 8/1/14	Aa1	50,000	51,723

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5s, 10/1/16(FWC)	A3	100,000	111,684
5s, 10/1/14	A3	50,000	52,420

Olmsted Cnty., G.O. Bonds (Resource Recvy.), Ser. A, 4s, 2/1/15	Aaa	25,000	26,253

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	39,529

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds (Allina Hlth. Syst.), 5s, 11/15/14	Aa3	75,000	78,968

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17	A2	25,000	27,404

U. of MN Rev. Bonds (State Supported Stadium Debt), 5s, 8/1/15	Aa1	50,000	54,322

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AGM, 5s, 1/1/16	Aa3	25,000	27,253

			642,757
Nebraska (0.3%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 4s, 1/1/14	A1	45,000	45,548

			45,548
Nevada (1.5%)

Clark Cnty., Impt. Dist. Special Assessment Bonds (Dist. No. 142 Mountain Edge Local Impt.), 3s, 8/1/14	BBB-	75,000	75,608

Henderson G.O. Bonds (Wtr. & Swr.), NATL, 5s, 9/1/14	Aa2	30,000	31,397

Las Vegas, Special Assessment Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BB/P	25,000	24,960

NV State Hwy. Rev. Bonds (Motor Vehicle Fuel Tax), 5s, 12/1/15	AA+	85,000	93,145

			225,110
New Hampshire (0.6%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Concord Hosp. Oblig. Group), Ser. A, 3s, 10/1/15	A2	85,000	88,406

			88,406
New Jersey (4.4%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 3s, 10/1/15	Aa2	100,000	104,765

Essex Cnty., Impt. Auth. Rev. Bonds, AGM, 5s, 12/15/13	Aa2	30,000	30,390

Monmouth Cnty., G.O. Bonds, 3 1/4s, 12/1/13	Aaa	25,000	25,185

Morris Cnty., G.O. Bonds, 3 3/4s, 2/1/15	Aaa	110,000	115,239

NJ State G.O. Bonds, 5s, 6/1/15	Aa3	25,000	26,950

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction)
Ser. KK, 5s, 3/1/16	A1	20,000	21,925
Ser. W, 5s, 3/1/16	A1	25,000	27,407

NJ State Edl. Fac. Auth. Rev. Bonds (Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	54,599

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	15,000	15,358
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	21,558
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	Baa1	25,000	25,700

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. B, NATL, 5 1/4s, 12/15/14	A1	90,000	95,522

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	81,833

			646,431
New Mexico (0.5%)

NM State U. Rev. Bonds, Ser. A, 4s, 4/1/15	Aa2	25,000	26,401

Santa Fe, Waste Wtr. Syst. Rev. Bonds, Ser. B, 2s, 6/1/15	AA	50,000	51,130

			77,531
New York (11.4%)

Metro. Trans. Auth. Rev. Bonds, Ser. F, 5s, 11/15/15	A2	75,000	81,872

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, FHLMC Coll., FNMA Coll.,GNMA Coll., 5s, 4/1/23 (Prerefunded 10/1/15)	AA+	180,000	196,952

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds (Rochester Gen. Hosp.), Ser. B, 3s, 12/1/15	A-	50,000	52,140

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	26,670

NY City, G.O. Bonds, Ser. E-1
AMBAC, 4s, 8/1/15	Aa2	25,000	26,662
3 1/2s, 2/1/14	Aa2	100,000	101,358

NY City, Transitional Fin. Auth. Rev. Bonds, 5s, 11/1/15	AAA	135,000	148,099

NY State Dorm. Auth. Rev. Bonds
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	95,672
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/16	AA-	100,000	106,228
(Trustees of Columbia U.), Ser. AA, 5s, 7/1/15	Aaa	215,000	233,185

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	53,700

NY State Thruway Auth. Rev. Bonds
Ser. A-1, 4 1/2s, 4/1/15	AA	15,000	15,963
Ser. A-2, 4s, 4/1/16	AA	50,000	54,052

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA-	50,000	55,322
(Local Hwy. & Bridge), Ser. A, 5s, 4/1/16	AA-	100,000	110,644

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	110,835

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, NATL, FGIC, 5 1/4s, 11/15/13	Aa3	150,000	151,478

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	49,655

			1,670,487
North Carolina (1.0%)

Lenoir Cnty., G.O. Bonds, AGM, 4s, 2/1/16	Aa2	100,000	107,559

NC Med. Care Comm. Retirement Fac. Rev. Bonds (The Forest at Duke, Inc.)
4.6s, 9/1/16	BBB+/F	20,000	20,728
4.4s, 9/1/13	BBB+/F	20,000	20,000

			148,287
Ohio (3.5%)

Akron, Bath Copley JT Twp. Hosp. Fac. Rev. Bonds (Summa Hlth. Syst.), Ser. A, Radian Insd., 5 1/4s, 11/15/14	Baa1	20,000	21,002

Cleveland, Wtr. Rev. Bonds, Ser. O, NATL, 5s, 1/1/15	Aa1	35,000	37,150

Cuyahoga Cnty. G.O. Bonds, 5s, 12/1/15	Aa1	50,000	54,850

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	50,793

OH State G.O. Bonds
(Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	27,994
(Buckeye Savers), Ser. K, 5s, 5/1/15	AAA	100,000	107,530
(Common Schools), Ser. A, 4 1/2s, 9/15/24 (Prerefunded 3/15/15)	Aa1	100,000	106,318

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	22,000

OH State Higher Edl. Fac. Comm. Rev. Bonds (U. of Dayton), FGIC, 4 1/4s, 12/1/14	A2	50,000	52,345

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth.), Ser. B, 5s, 1/1/15	Aa2	35,000	36,996

			516,978
Oregon (0.8%)

OR State G.O. Bonds
Ser. N, 4s, 12/1/16	Aa1	45,000	49,579
(Higher Ed.), Ser. B, 3 1/2s, 8/1/15	Aa1	25,000	26,435

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL
5s, 6/15/16	Aa2	15,000	16,723
5s, 6/15/15	Aa2	15,000	16,202

			108,939
Pennsylvania (6.4%)

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. Oblig. Group), Ser. A-3, 5s, 11/1/14	AA	35,000	36,862

Bethlehem, PA School Dist. G.O. Bonds, Ser. A, NATL, 5s, 9/1/14	A1	100,000	104,535

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Ministries), 4.15s, 1/1/14	BBB+/F	25,000	25,182

East Hempfield Twp. Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 2 1/4s, 7/1/17	Baa3	40,000	38,656

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	35,168

Franconia, Swr. Auth. Rev. Bonds, NATL, FGIC, 4s, 1/1/14	A	25,000	25,162

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	36,425

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/15	AA-	25,000	26,795

North PA, School Dist. G.O. Bonds, Ser. A, 3s, 3/1/14	Aa2	90,000	91,124

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	97,760

PA State G.O. Bonds
Ser. 2, 5s, 4/15/15	Aa2	15,000	16,107
Ser. 1, 5s, 3/15/15	Aa2	45,000	48,171

PA State Econ. Dev. Fin. Auth. Rev. Bonds, Ser. A, 3s, 1/1/15	Aaa	80,000	82,848

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	54,892
Ser. AA, NATL, 4.2s, 6/15/15	Aa3	25,000	25,683
(U. of Sciences), AGM, 3 1/2s, 11/1/13	A3	50,000	50,246

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/16	AA	25,000	28,026

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A
AGM, 5s, 6/15/16	AA-	20,000	22,285
5s, 6/15/14	A1	40,000	41,462

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA-	50,000	55,569

			942,958
Tennessee (0.7%)

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (U. of the South), AMBAC, 4 1/2s, 9/1/30 (Prerefunded 9/1/15)	A+	50,000	53,995

Kingsport, G.O. Bonds, Ser. C, AGO, 3s, 3/1/16	Aa2	50,000	52,617

			106,612
Texas (5.0%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	109,739

Dallas, Area Rapid Transit Rev. Bonds, 5s, 12/1/14	AA+	100,000	105,781

Hidalgo Cnty., G.O. Bonds, Ser. A, AGO, 3s, 8/15/15	Aa2	50,000	52,426

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 7/1/15	A	30,000	32,286

North TX, Tollway Auth. Mandatory Put Bonds (1/1/16), Ser. E-3, 5 3/4s, 1/1/38	A2	100,000	110,412

Richardson, Indpt. School Dist. G.O. Bonds, PSFG, 4s, 2/15/16	Aaa	150,000	161,976

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	100,000	107,658

San Antonio, Rev. Bonds, NATL, FGIC, 5 1/2s, 5/15/15	Aa1	25,000	27,138

TX State Rev. Bonds (A&M U.), Ser. B, 5s, 5/15/15	Aaa	25,000	26,931

			734,347
Utah (0.1%)

UT State G.O. Bonds, Ser. B, 4s, 7/1/15	Aaa	15,000	15,974

			15,974
Virginia (0.7%)

Amelia Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (4/1/14) (Waste Mgmt., Inc.), 0.85s, 4/1/27	BBB	75,000	74,894

VA State Pub. School Auth. Rev. Bonds (Chesterfield), 5s, 1/15/14	Aaa	25,000	25,438

			100,332
Washington (2.8%)

Energy N W, Rev. Bonds (Bonneville Power Admin.), Ser. A, 5 1/2s, 7/1/14	Aa1	30,000	31,308

King Cnty., G.O. Bonds, Ser. D, 5s, 1/1/16	AAA	50,000	54,858

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	39,379

Seattle, Wtr. Syst. Rev. Bonds, 5s, 2/1/15	Aa1	55,000	58,559

Vancouver, Dwntwn. Redev. Auth. Rev. Bonds (Conference Ctr.), Ser. A, 3s, 1/1/16	AA	90,000	93,867

WA State G.O. Bonds
Ser. C, 5s, 2/1/15	Aa1	25,000	26,618
Ser. R-2010A, 5s, 1/1/15	Aa1	35,000	37,140
(Motor Vehicle Fuel Tax), Ser. C, 4s, 6/1/15	Aa1	15,000	15,916

WA State Rev. Bonds (Lodging Tax), Ser. A, 5s, 7/1/14	Aa3	50,000	51,869

			409,514
West Virginia (0.3%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa2	50,000	49,948

			49,948
Wisconsin (2.5%)

Elmbrook, School Dist. G.O. Bonds (School Bldg. & Impt.), 4s, 4/1/14	Aaa	50,000	51,098

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	46,283

Nekoosa, Poll. Control Rev. Bonds (Nekoosa Papers, Inc.), Ser. A, 5.35s, 7/1/15	Baa2	30,000	31,535

WI State G.O. Bonds, Ser. 1
AMBAC, 5s, 5/1/16	Aa2	50,000	55,507
NATL, 5s, 5/1/14	Aa2	25,000	25,786

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds (Three Pillars Sr. Living)
5s, 8/15/28	A-/F	50,000	48,766
3s, 8/15/16	A-/F	75,000	76,486

WI State, Clean Wtr. Rev. Bonds, Ser. 1, 3s, 6/1/15	Aa1	25,000	26,047

			361,508
TOTAL INVESTMENTS

Total investments (cost $13,698,182)(b)			$13,676,959

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 18, 2013 (commencement of operations) through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,637,865.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $13,698,182, resulting in gross unrealized appreciation and depreciation of $28,413 and $49,636, respectively, or net unrealized depreciation of $21,223.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	17.4%
	Utilities	16.4
	State debt	13.2
	Health care	11.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$13,676,959	$—

Totals by level	$—	$13,676,959	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013